Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On: [6]
Year	Summary Compensation Table Total for PEO[1] ($)	“Compensation Actually Paid” to PEO[2,3] ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[4] ($)	Average “Compensation Actually Paid” to Non-PEO Named Executive Officers[3,5] ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return[7] ($)	Net Income ($ in millions)	Core Return on Equity[8]
2022	21,072,397	50,398,377	6,328,959	12,329,181	146.99	135.01	2,842	11.3%
2021	19,853,697	37,338,163	5,876,115	9,387,843	120.08	129.43	3,662	13.7%
2020	18,990,270	26,534,461	5,570,463	6,947,087	105.36	97.57	2,697	11.3%

Company Selected Measure Name	core return on equity
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Schnitzer, our CEO, for each corresponding year as reported in the “Total” column of the “Summary Compensation Table” in this Proxy Statement.The dollar amounts reported in this column represent the average of the total amounts reported for Messrs. Frey, Kess, Toczydlowski and Klein, as our other named executive officers, for each corresponding year in the “Total” column of the “Summary Compensation Table” in this Proxy Statement.
Peer Group Issuers, Footnote [Text Block]	Reflects total shareholder return for the Company’s Compensation Comparison Group, which includes American International Group, Inc., The Allstate Corporation, Chubb Limited, Hartford Financial Services Group, Inc., The Progressive Corporation, Aflac Incorporated, American Express Company, The Bank of New York Mellon Corporation, Humana Inc., Lincoln National Corporation, Marsh & McLennan Companies, Inc., MetLife, Inc. and Prudential Financial, Inc.
PEO Total Compensation Amount	$ 21,072,397	$ 19,853,697	$ 18,990,270
PEO Actually Paid Compensation Amount	$ 50,398,377	37,338,163	26,534,461
Adjustment To PEO Compensation, Footnote [Text Block]	In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Schnitzer in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. Schnitzer during the applicable year.

Description	2022 ($)	2021 ($)	2020 ($)
Change in Pension Value Deduction	—	(471,951)	(701,662)
Pension Service Cost Addition	320,500	317,800	267,500
Prior Pension Service Cost Addition	—	—	—
Stock Awards Deduction	(7,740,075)	(6,900,051)	(6,450,017)
Option Awards Deduction	(5,159,281)	(4,598,852)	(4,300,009)
Stock and Option Awards Addition(a)	41,904,836	29,137,520	18,728,379
(a)For 2022, the amount added includes (1) a revaluation as of December 31, 2022 with respect to outstanding and unvested options awarded on February 8, 2022; (2) the change in value for the period from December 31, 2021 to December 31, 2022 with respect to outstanding and unvested options awarded on February 2, 2021 and February 4, 2020; (3) the change in value for the period from December 31, 2021 to the vesting date on February 5, 2022 with respect to options awarded on February 5, 2019; (4) a revaluation as of December 31, 2022 with respect to performance shares awarded on February 8, 2022; and (5) the change in value for the period from December 31, 2021 to December 31, 2022 with respect to performance shares awarded on February 2, 2021 and February 4, 2020.
For 2021, the amount added includes (1) a revaluation as of December 31, 2021 with respect to outstanding and unvested options awarded on February 2, 2021; (2) the change in value for the period from December 31, 2020 to December 31, 2021 with respect to outstanding and unvested options awarded on February 4, 2020 and February 5, 2019; (3) the change in value for the period from December 31, 2020 to the vesting date on February 6, 2021 with respect to options awarded on February 6, 2018; (4) a revaluation as of December 31, 2021 with respect to performance shares awarded on February 2, 2021; and (5) the change in value for the period from December 31, 2020 to December 31, 2021 with respect to performance shares awarded on February 4, 2020 and February 5, 2019.
For 2020, the amount added includes (1) a revaluation as of December 31, 2020 with respect to outstanding and unvested options awarded on February 4, 2020; (2) the change in value for the period from December 31, 2019 to December 31, 2020 with respect to outstanding and unvested options awarded on February 5, 2019 and February 6, 2018; (3) the change in value for the period from December 31, 2019 to the vesting date on February 9 2020 with respect to options awarded on February 9, 2017; (4) a revaluation as of December 31, 2020 with respect to performance shares awarded on February 4, 2020; and (5) the change in value for the period from December 31, 2019 to December 31, 2020 with respect to performance shares awarded on February 5, 2019 and February 6, 2018.
For each covered year, the amounts added or deducted, as applicable, in calculating stock and option award adjustments include:

Year	Year End Fair Value of Equity Awards Granted in Covered Fiscal Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Fiscal Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Fiscal Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	20,909,321	16,103,646	—	4,891,869	—	—	41,904,836
2021	19,178,880	8,159,170	—	1,799,470	—	—	29,137,520
2020	14,928,445	3,635,741	—	164,193	—	—	18,728,379

Non-PEO NEO Average Total Compensation Amount	$ 6,328,959	5,876,115	5,570,463
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,329,181	9,387,843	6,947,087
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the average “compensation actually paid” for Messrs. Frey, Kess, Toczydlowski and Klein the following adjustments were made to the amounts reported in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, our other named executive officers as a group during the applicable year.

Description	2022 ($)	2021 ($)	2020 ($)
Change in Pension Value Deduction	(31,291)	(169,031)	(334,550)
Pension Service Cost Addition	148,525	147,575	128,850
Prior Pension Service Cost Addition	—	—	—
Stock Awards Deduction	(1,639,484)	(1,372,501)	(1,267,531)
Option Awards Deduction	(1,092,858)	(914,781)	(845,005)
Stock and Option Awards Addition(a)	8,615,330	5,820,466	3,694,860
(a)For 2022, the amount added includes (1) a revaluation as of December 31, 2022 with respect to outstanding and unvested options awarded on February 8, 2022; (2) the change in value for the period from December 31, 2021 to December 31, 2022 with respect to outstanding and unvested options awarded on February 2, 2021 and February 4, 2020; (3) the change in value for the period from December 31, 2021 to the vesting date on February 5, 2022 with respect to options awarded on February 5, 2019; (4) a revaluation as of December 31, 2022 with respect to performance shares awarded on February 8, 2022; and (5) the change in value for the period from December 31, 2021 to December 31, 2022 with respect to performance shares awarded on February 2, 2021 and February 4, 2020.
For 2021, the amount added includes (1) a revaluation as of December 31, 2021 with respect to outstanding and unvested options awarded on February 2, 2021; (2) the change in value for the period from December 31, 2020 to December 31, 2021 with respect to outstanding and unvested options awarded on February 4, 2020 and February 5, 2019; (3) the change in value for the period from December 31, 2020 to the vesting date on February 6, 2021 with respect to options awarded on February 6, 2018; (4) a revaluation as of December 31, 2021 with respect to performance shares awarded on February 2, 2021; and (5) the change in value for the period from December 31, 2020 to December 31, 2021 with respect to performance shares awarded on February 4, 2020 and February 5, 2019.
For 2020, the amount added includes (1) a revaluation as of December 31, 2020 with respect to outstanding and unvested options awarded on February 4, 2020; (2) the change in value for the period from December 31, 2019 to December 31, 2020 with respect to outstanding and unvested options awarded on February 5, 2019 and February 6, 2018; (3) the change in value for the period from December 31, 2019 to the vesting date on February 9, 2020 with respect to options awarded on February 9, 2017; (4) a revaluation as of December 31, 2020 with respect to performance shares awarded on February 4, 2020; and (5) the change in value for the period from December 31, 2019 to December 31, 2020 with respect to performance shares awarded on February 5, 2019 and February 6, 2018.
For each covered year, the amounts added or deducted, as applicable, in calculating stock and option award adjustments include:

Year	Year End Fair Value of Equity Awards Granted in the Covered Fiscal Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Fiscal Year	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Fiscal Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	4,429,007	3,187,549	—	998,774	—	—	8,615,330
2021	3,814,928	1,640,219	—	365,319	—	—	5,820,466
2020	2,933,650	727,522	—	33,688	—	—	3,694,860

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following charts show the relationship between (1) each of the “compensation actually paid” to our CEO and the average “compensation actually paid” to the other named executive officers (each as calculated pursuant to Item 402(v)(2)(iii) of Regulation S-K) and (2) the cumulative total shareholder return of the Company for its last three completed fiscal (calendar) years. The charts also provide a comparison of the Company’s total shareholder return to the Compensation Comparison Group total shareholder return for the three-year period.

CEO “COMPENSATION ACTUALLY PAID” VS TOTAL SHAREHOLDER RETURN FOR TRAVELERS AND COMPENSATION COMPARISON GROUP	AVERAGE NON-CEO “COMPENSATION ACTUALLY PAID” VS TOTAL SHAREHOLDER RETURN FOR TRAVELERS AND COMPENSATION COMPARISON GROUP

Compensation Actually Paid vs. Net Income [Text Block]
The following charts show the relationship between (1) each of the “compensation actually paid” to our CEO and the average “compensation actually paid” to the other named executive officers (each as calculated pursuant to Item 402(v)(2)(iii) of Regulation S-K) and (2) the net income of the Company for the last three fiscal years.

CEO “COMPENSATION ACTUALLY PAID” AND NET INCOME	AVERAGE NON-CEO “COMPENSATION ACTUALLY PAID” AND NET INCOME

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following charts show the relationship between (1) each of the “compensation actually paid” to our CEO and the average “compensation actually paid” to the other named executive officers (each as calculated pursuant to Item 402(v)(2)(iii) of Regulation S-K) and (2) core return on equity of the Company for the last three fiscal years.

CEO “COMPENSATION ACTUALLY PAID” AND CORE ROE	AVERAGE NON-CEO “COMPENSATION ACTUALLY PAID” AND CORE ROE

Total Shareholder Return Vs Peer Group [Text Block]
The following charts show the relationship between (1) each of the “compensation actually paid” to our CEO and the average “compensation actually paid” to the other named executive officers (each as calculated pursuant to Item 402(v)(2)(iii) of Regulation S-K) and (2) the cumulative total shareholder return of the Company for its last three completed fiscal (calendar) years. The charts also provide a comparison of the Company’s total shareholder return to the Compensation Comparison Group total shareholder return for the three-year period.

CEO “COMPENSATION ACTUALLY PAID” VS TOTAL SHAREHOLDER RETURN FOR TRAVELERS AND COMPENSATION COMPARISON GROUP	AVERAGE NON-CEO “COMPENSATION ACTUALLY PAID” VS TOTAL SHAREHOLDER RETURN FOR TRAVELERS AND COMPENSATION COMPARISON GROUP

Tabular List [Table Text Block]	Core return on equity
•Adjusted core return on equity
•Core income
•Core income per diluted share
•Adjusted core income (excluding prior year reserve development related to asbestos and environmental and catastrophes)

Total Shareholder Return Amount	$ 146.99	120.08	105.36
Peer Group Total Shareholder Return Amount	135.01	129.43	97.57
Net Income (Loss)	$ 2,842,000,000	$ 3,662,000,000	$ 2,697,000,000
Company Selected Measure Amount	0.113	0.137	0.113
PEO Name	Mr. Schnitzer
Additional 402(v) Disclosure [Text Block]
The “Compensation Discussion and Analysis” section of this Proxy Statement sets forth the financial and other factors considered by the Compensation Committee when reviewing and setting the compensation of our CEO and other named executive officers for the 2022 performance year. As required by Item 402(v) (the “Rule”) of Regulation S-K, the following sets forth information regarding compensation of our CEO, who is our principal executive officer (PEO) for purposes of the Rule, and our other (non-PEO) named executive officers. In accordance with the Rule, the table below and the discussion that follows includes an amount referred to as “compensation actually paid” as defined in Item 402(v)(2)(iii). The calculation of this amount includes, among other things, the revaluation of four years of unvested and outstanding stock option awards and three years of unvested and outstanding performance share awards, as our stock options and performance shares are typically granted in February of each year and the terms of such stock options include three-year cliff vesting and the terms of such performance shares include a three-year performance period, ending on December 31 of the third year of the performance period. For example, options granted in February 2022 are scheduled to vest in February 2025 and performance shares granted in February 2022 have a three-year performance period from January 1, 2022 to December 31, 2024.
In accordance with the Rule, the value of option and stock awards in a particular year includes:
•the year-end fair value of the awards granted in the covered fiscal year (e.g., 2022) that are outstanding and unvested as of the end of the covered fiscal year;
•the change in fair value from the end of the prior fiscal year (e.g., 2021) to the end of the covered fiscal year with respect to any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; and
•the change in fair value from the end of the prior fiscal year to the vesting date with respect to any awards granted in prior years that vested in the covered fiscal year. Stock awards include the dollar amount of accrued dividend equivalents.
Importantly, as of the valuation dates in the table, none of the amounts included in “compensation actually paid” for our CEO and other named executive officers relating to stock option and performance share awards have been paid to our CEO or other named executive officers. In addition, “compensation actually paid” is calculated using our stock price as of a specific date, i.e., the last trading day of the applicable fiscal year or the applicable vesting date, and changes in the price of the Company’s stock can materially impact the amount reported as “compensation actually paid”, both positively or negatively. For example, if the Company’s closing stock price on the last trading day of
2022 had been the same as the closing price on the record date of the Annual Meeting (March 28, 2023), keeping all the other valuation assumptions unchanged, the amount reported as “compensation actually paid” to our CEO for 2022 would have been $35,144,167, or 30% less than the $50,398,377 reported in the table below. The amounts actually received will depend upon the Company’s performance and the Company’s stock price, including at the time the performance shares are actually delivered and the vested options are actually exercised, as the case may be.
When calculating amounts of “compensation actually paid” for purposes of this table:
•The fair value of each stock option award was estimated as of the relevant valuation date in accordance with FASB ASC Topic 718 using a variation of the Black-Scholes option pricing model and the key input variables (assumptions) of that model as described in Note 14 to our financial statements for the fiscal year ended December 31, 2022 included in the Company’s Annual Report on Form 10-K filed with the SEC on February 16, 2023. Other than the estimated term assumption, which was adjusted to reflect employee exercise history and the relationship between exercise history and intrinsic value, the assumptions used were not changed from those described in Note 14 but were updated at each valuation date to reflect the then-current value of each variable.
•The fair value of performance shares was estimated at each valuation date using: (1) the market price of the Company’s common stock on the relevant valuation date, (2) an adjustment to reflect actual performance for any completed performance year and an assumption regarding attainment of the performance goals for the remaining performance period, and (3) includes the value of dividend equivalents accrued from the grant date through the relevant valuation date.
•“Compensation actually paid” is calculated using our stock price as of a specific date, i.e., the last trading day of the applicable fiscal year or the applicable vesting date, and changes in the price of the Company’s stock can materially impact the amount reported as “compensation actually paid”, both positively or negatively. For example, if the Company’s closing stock price on the last trading day of 2022 had been the same as the closing price on the record date of the Annual Meeting (March 28, 2023), keeping all the other valuation assumptions unchanged, the amount reported as “compensation actually paid” to our CEO for 2022 would have been $35,144,167, or 30% less than the $50,398,377 reported in the table above.
Reflects total shareholder return as calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table as required by the Rule.
In accordance with the Rule, the charts above show the Company’s total shareholder return, net income and core return on equity, respectively, for the last three fiscal years. It is important to note, however, that we measure our success in executing on our financial strategy over time. This long-term perspective is especially important in the property and casualty insurance industry where a short-term focus could create incentives for management to relax underwriting or investment standards to increase revenue and reported profit in the near term but create excessive risk to earnings and negatively impact shareholders over the longer term. Moreover, results in the property and casualty insurance industry can vary significantly from year-to-year due to many factors, including the occurrence of natural and man-made catastrophes, economic cycles, pandemics, and other anticipated and unanticipated developments, and success can only be measured over time and in the context of those factors. Accordingly, we believe that the right way to manage our business is with a long-term perspective and to create value over time, and our compensation program is structured to encourage a long-term perspective. For a discussion of our pay-for-performance philosophy and the relationship between our executive compensation and financial results over time, see pages 46-47 of the “Compensation Discussion and Analysis” in this Proxy Statement.
As discussed in the “Compensation Discussion and Analysis” section of this Proxy statement, the Compensation Committee considered the above financial performance measures, among others, when making executive compensation decisions for performance year 2022. In evaluating performance against the metrics, however, the Compensation Committee does not use a formula or pre-determined weighting, and no one metric is individually material other than core return on equity and core income. In addition, as noted above, however, the Compensation Committee has not historically and does not currently evaluate “compensation actually paid” as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations; accordingly, the Compensation Committee does not actually use any financial or non-financial performance measure specifically to link executive “compensation actually paid” to Company performance.

PEO Actually Paid Compensation Amount Using Record Date Stock Price	$ 35,144,167
Percentage Decrease in PEO Actually Paid Compensation When Using Record Date Stock Price Versus Last Trading Day of Performance Year Stock Price	30.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core return on equity
Non-GAAP Measure Description [Text Block]	For purposes of the Rule, we have identified core return on equity as our Company-Selected Metric, the calculation of which is described in Annex A – Reconciliation of GAAP Measures to Non-GAAP Measures and Selected Definitions. Although core return on equity is one important financial performance measure, among others, that the Compensation Committee considers when making compensation decisions with the intent of aligning compensation with Company performance, the Compensation Committee has not historically and does not currently evaluate “compensation actually paid” as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations; accordingly, the Compensation Committee does not actually use any financial performance measure specifically to link executive “compensation actually paid” to Company performance. Please see the “Compensation Discussion & Analysis” section of this Proxy Statement for a discussion of performance measures the Compensation Committee considered when making executive compensation decisions for performance year 2022.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted core return on equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Core income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Core income per diluted share
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted core income (excluding prior year reserve development related to asbestos and environmental and catastrophes)
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (471,951)	$ (701,662)
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	320,500	317,800	267,500
PEO [Member] | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,740,075)	(6,900,051)	(6,450,017)
PEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,159,281)	(4,598,852)	(4,300,009)
PEO [Member] | Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	41,904,836	29,137,520	18,728,379
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	20,909,321	19,178,880	14,928,445
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	16,103,646	8,159,170	3,635,741
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	4,891,869	1,799,470	164,193
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(31,291)	(169,031)	(334,550)
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	148,525	147,575	128,850
Non-PEO NEO [Member] | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,639,484)	(1,372,501)	(1,267,531)
Non-PEO NEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,092,858)	(914,781)	(845,005)
Non-PEO NEO [Member] | Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,615,330	5,820,466	3,694,860
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	4,429,007	3,814,928	2,933,650
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	3,187,549	1,640,219	727,522
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	998,774	365,319	33,688
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0